Organization and Operations - Additional Information (Details)													3 Months Ended			7 Months Ended	10 Months Ended	12 Months Ended
	Aug. 05, 2019 $ / shares shares	Apr. 25, 2019 USD ($)	Apr. 24, 2019 USD ($)	Sep. 21, 2018 USD ($)	Aug. 28, 2018 $ / shares	Jul. 25, 2018 USD ($) $ / shares shares	Jun. 01, 2018 USD ($)	May 23, 2018 $ / shares shares	Nov. 28, 2017 USD ($) $ / shares shares	Sep. 05, 2017 $ / shares	May 31, 2017 USD ($) $ / shares shares	Apr. 11, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) Subsidiary $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	May 24, 2018 shares	Nov. 27, 2017 shares	Dec. 31, 2016 USD ($) shares
Basis Of Presentation And New Accounting Standards [Line Items]
Number of wholly-owned subsidiaries | Subsidiary																		5
Reverse stock split of common stock								0.1
Common stock, par value (in dollars per share) | $ / shares								$ 0.001					$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)								75,000,000					100,000,000	100,000,000		100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)								61,600,000					438,116	296,609		296,609	438,116	296,609	115,651	6,200,000
Common stock, shares outstanding (in shares)								61,600,000					438,116	296,609		296,609	438,116	296,609	115,651	6,200,000
Number of shares callable by warrants (in shares)								23,400,000												2,300,000
Preferred stock, shares authorized (in shares)								5,000,000					5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Common stock, reverse stock split, fractional shares issued								0
Net loss | $													$ 3,150,000		$ 4,409,000			$ 12,634,000	$ 22,686,000
Net loss from discountinued operations | $													686,000		1,130,000			3,756,000	9,592,000
Accumulated deficit | $													(417,533,000)	$ (414,383,000)		$ (414,383,000)	$ (417,533,000)	(414,383,000)	(401,749,000)
Net cash used in operating activities | $													$ (3,270,000)		(4,119,000)			$ (11,975,000)	(18,128,000)
Substantial doubt about going concern, description													These factors raise substantial doubt about the Company’s ability to continue as a going concern.					These factors raise substantial doubt about the Company’s ability to continue as a going concern
Net proceeds excess receives from unrestricted cash | $																		$ 4,000,000
Cash and cash equivalents | $													$ 3,872,000	5,261,000		5,261,000	3,872,000	5,261,000	9,550,000			$ 12,600,000
Minimum cash/cash equivalents covenant | $													2,000,000	$ 2,000,000		$ 2,000,000	$ 2,000,000	2,000,000
Common stock issued (in shares)						6,723			10,000
Proceeds from sale of common stock, net | $													1,919,000		(150,000)			0	0
Proceeds from issuance warrants | $						$ 5,700,000			$ 8,800,000
Date from which warrants are exercisable									May 18, 2018
Common stock issued, value | $													$ 1,873,000		$ 27,000			1,624,000	12,716,000
Series B Convertible Preferred Stock [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of shares callable by warrants (in shares)									360,000
Preferred stock, shares authorized (in shares)																					10,000
Common stock issued (in shares)									60,000
Common stock issued, value | $																			$ 8,767,000
Series C Convertible Preferred Stock [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of shares callable by warrants (in shares)						7,059,150
Preferred stock, shares authorized (in shares)						7,000
Number of convertible shares converted into common stock (in shares)						168,478
Common stock issued, value | $																		$ 3,041,000
Nasdaq Stock Market LLC [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of consecutive business days no longer able to meet the required closing bid price of common stock					30 days					30 days
Minimum bid price of common stock required for Nasdaq listing rule | $ / shares					$ 1.00					$ 1.00
Grace period provided with minimum bid price for Nasdaq listing rule					180 days					180 days
Grace date for minimum bid price requirement for Nasdaq listing					Feb. 25, 2019					Mar. 05, 2018
Common stock minimum bid price required to regain compliance | $ / shares					$ 1.00					$ 1.00
Number of consecutive business days required to regain compliance					10 days					10 days
Additional grace period provided with minimum bid price to regain compliance					180 days					180 days
Date to regain compliance after meeting continued listing requirement					Aug. 26, 2019					Sep. 04, 2018
Description of compliance with minimum bid price requirement					We were granted an additional compliance period of 180 calendar days, or until August 26, 2019, in which to regain compliance after meeting the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and providing notice to Nasdaq staff of our intent to cure the deficiency during this second compliance period, by effecting a reverse stock split, if necessary.													We were granted an additional compliance period of 180 calendar days, or until August 26, 2019, in which to regain compliance after meeting the continued listing requirement for market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, with the exception of the bid price requirement, and providing notice to Nasdaq staff of our intent to cure the deficiency during this second compliance period, by effecting a reverse stock split, if necessary.
Common Stock [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Common stock, shares outstanding (in shares)													438,116	296,609	123,227	296,609	438,116	296,609	115,651			43,416
Number of shares callable by warrants (in shares)						50			36,000
Common stock issued (in shares)						6,723			10,000				139,855		201			92,169	24,474
Share issued, price per share | $ / shares												$ 550.00
Warrant exercise price (in dollars per share) | $ / shares						$ 39.93			$ 166.65
Common Stock [Member] | B. Riley FBR [Member] | Sales Agreement [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Common stock issued (in shares)																1,584	200,000
Proceeds from sale of common stock, net | $																$ 1,700,000	$ 3,800,000
Common Stock [Member] | Lincoln Park [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Common stock issued (in shares)													0	12,802
Proceeds from sale of common stock, net | $														$ 300,000
Common stock issued, value | $				$ 5,000,000
Period exercisable from the date of issuance				24 months
Common Stock [Member] | Series B Convertible Preferred Stock [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of convertible shares converted into common stock (in shares)															7,375			7,921	45,413
Common Stock [Member] | Series C Convertible Preferred Stock [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of convertible shares converted into common stock (in shares)													1,652					80,868
Common Stock [Member] | Maxim Group LLC [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Common stock issued (in shares)											1,698	17,881
Share issued, price per share | $ / shares											$ 550.00	$ 520.00
Proceeds from sale of common stock, net | $											$ 800,000	$ 8,700,000
Closing of offering date												Apr. 17, 2017
Number of days granted as option to purchase additional shares of common stock to underwriter												45 days
Additional shares of common stock												1,888
Minimum [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Unrestricted cash and cash equivalents | $													$ 2,000,000	$ 2,000,000		$ 2,000,000	$ 2,000,000	$ 2,000,000
Maximum [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Unrestricted gross cash proceeds required to extend interest-only period | $																		$ 7,500,000
Maximum [Member] | Common Stock [Member] | B. Riley FBR [Member] | Sales Agreement [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Proceeds from sale of common stock, net | $							$ 6,500,000
2014 Equity Incentive Plan [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Number of shares callable by warrants (in shares)								9,100,000												900,000
Subsequent Event [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Reverse stock split of common stock	0.02
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000
Common stock, reverse stock split, fractional shares issued	0
Reverse stock split of common stock description	Upon effectiveness, each 50 shares of issued and outstanding Common Stock were converted into one newly issued and outstanding share of Common Stock.
Reverse Stock Split Effective Date For Trading Purposes	Aug. 06, 2019
Sale of UK Subsidiary and Certain Assets [Member] | Loan and Security Agreement [Member] | Subsequent Event [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Cash proceeds from sale of subsidiary | $			$ 4,000,000
Payments for principal, interest and fees | $			$ 1,700,000
Sale of the Japanese Subsidiary and Certain Assets [Member] | Loan and Security Agreement [Member] | Subsequent Event [Member]
Basis Of Presentation And New Accounting Standards [Line Items]
Cash proceeds from sale of subsidiary | $		$ 3,000,000
Payments for principal, interest and fees | $		$ 1,400,000